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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/99
                                                      -------------------------
                  Check here if Amendment[ ]: Amendment Number:
                                                      -------------------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        LONGVIEW MANAGEMENT GROUP, LLC
             -------------------------------------------------------------------
Address:     222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
             -------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-
                      ----------------------------------------------------------

          The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:      Charles Goodman
           ---------------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------------
Phone:     312-236-6300
           ---------------------------------------------------------------------

Signature, Place, and Date of Signing:
\s\ Charles Goodman
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

May 10, 1999
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]  13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                       ---------------------------------------------------------
Name      ----------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:
          None
          ----------------------------------------------------------------------
Form 13F Information Table Entry Total:
          121
          ----------------------------------------------------------------------
Form 13F Information Table Value Total:
           $ 64,285         (thousands)
          -----------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

                              Provide a numbered list of the name(s) and Form
                    13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.       None
          ----------------------------------------------------------------------
Form 13F File Number 28-
                       ---------------------------------------------------------
Name      ----------------------------------------------------------------------
(Repeat as necessary.)

                                                          13F HOLDINGS REPORT
                                                                  3/31/99

        Column 1:             Column 2:   Column 3:  Column 4:    Column 5:            Column 6:     Column 7:      Column 8:
                                                                                   Investment Discr             Voting Authority

         NAME OF              TITLE OF     CUSIP       FAIR        SHARES OR                          OTHER
         ISSUER                CLASS      NUMBER   MARKET VALUE PRINCIPLE AMOUNT  SOLE SHARED OTHER  MANAGERS   SOLE  SHARED  NONE
AT & T CORP                       Stock   001957109      308     3,854      SH      X                           3,854
ASA LTD                           Stock   002050102       17     1,000      SH      X                           1,000
ABBOTT LABORATORIES               Stock   002824100      486    10,389      SH      X                          10,389
AETNA INC                         Stock   008117103    1,907    22,977      SH      X                          22,977
AIRTOUCH COMM INC                 Stock   00949T100    1,248    12,911      SH      X                          12,911
ALBERTSONS INC                    Stock   013104104       54     1,000      SH      X                           1,000
ALCOA INC.                        Stock   013817101        0        12      SH      X                              12
ALLIED PRODUCTS CORP              Stock   019411107        2       564      SH      X                             564
ALLIED SIGNAL                     Stock   019512102      197     4,000      SH      X                           4,000
ALLSTATE CORPORATION              Stock   020002101      137     3,708      SH      X                           3,708
ALLTEL CORP                       Stock   020039103      296     4,748      SH      X                           4,748
AMBAC FINANCIAL GRP. INC.         Stock   023139108        5        90      SH      X                              90
AMERADA HESS                      Stock   023551104        4        69      SH      X                              69
AMERICAN EXPRESS                  Stock   025816109        8        66      SH      X                              66
AMERICAN HOME PRODUCTS            Stock   026609107       24       365      SH      X                             365
AMERICAN INTL GROUP               Stock   026874107      376     3,118      SH      X                           3,118
APPLIED MATERIALS INC             Stock   038222105      665    10,786      SH      X                          10,786
ARCHER DAN MIDLAND                Stock   039483102       28     1,915      SH      X                           1,915
ARMSTRONG WORLD INDUS             Stock   042476101       36       800      SH      X                             800
ASSOCIATES 1ST CAPITAL CLASS A    Stock   046008108       24       524      SH      X                             524
ATLANTIC RICHFIELD                Stock   048825103        3        39      SH      X                              39
BP AMOCO PLC SPONS ADR            Stock   055622104       21       211      SH      X                             211
BANK ONE CORP.                    Stock   06423A103   27,296   495,727      SH      X                         495,727
BAUSCH & LOMB INC.                Stock   071707103       72     1,100      SH      X                           1,100
BAXTER INTERNATIONAL              Stock   071813109      159     2,403      SH      X                           2,403
BLACK & DECKER MFG CO             Stock   091797100       67     1,200      SH      X                           1,200
BOEING CO                         Stock   097023105      811    23,846      SH      X                          23,846
BRISTOL MYERS SQUIBB CO.          Stock   110122108       57       896      SH      X                             896
BURLINGTON NTHRN SANTA FE         Stock   12189T104    1,134    34,489      SH      X                          34,489
BURLINGTON RESOURCES              Stock   122014103      772    19,327      SH      X                          19,327
CANADIAN PACIFIC LTD NEW          Stock   135923100       20     1,000      SH      X                           1,000
CARDINAL HEALTH INC               Stock   14149Y108        0         1      SH      X                               1
CATELLUS DEVELOPMENT CORP         Stock   149111106       56     4,196      SH      X                           4,196
CERIDIAN CORP                     Stock   15677T106       73     2,000      SH      X                           2,000
CHASE MANHATTAN CORP NEW          Stock   16161A108      110     1,346      SH      X                           1,346
CHEMFIRST INC                     Stock   16361A106        9       400      SH      X                             400
COCA COLA                         Stock   191216100       45       729      SH      X                             729
COMINCO LTD                       Stock   200435105       13       909      SH      X                             909
COMPAQ COMPUTER CORP              Stock   204493100      368    11,608      SH      X                          11,608
COMPUTER ASSOC INTL               Stock   204912109      660    18,562      SH      X                          18,562
COX COMM. INC CLASS A             Stock   224044107        1        19      SH      X                              19
DAIN RAUSCHER CORP                Stock   233856103       15       450      SH      X                             450
DAWSON GEOPHYSICAL CO             Stock   239359102        8     1,000      SH      X                           1,000
DIAL CORP NEW                     Stock   25247D101       62     1,800      SH      X                           1,800
WALT DISNEY (HOLDING CO)          Stock   254687106       10       335      SH      X                             335
DOW CHEMICAL CO                   Stock   260543103        1         9      SH      X                               9
DUKE ENERGY CORP.                 Stock   264399106      110     2,000      SH      X                           2,000
DUN & BRADSTREET (NEW)            Stock   26483B106       78     2,200      SH      X                           2,200
ESCO ELEC CORP TRUST RECP         Stock   269030201        9     1,000      SH      X                           1,000
EL PASO ENERGY CORP               Stock   283905107      238     7,287      SH      X                           7,287
ELECTRONIC DATA SYS CORP          Stock   285661104        5        99      SH      X                              99
EMERSON ELECTRIC                  Stock   291011104    4,903    92,614      SH      X                          92,614
FED HOME LOAN MTG CORP            Stock   313400301      420     7,323      SH      X                           7,323
FANNIE MAE                        Stock   313586109    1,771    25,575      SH      X                          25,575
FINOVA GROUP INC                  Stock   317928109       47       900      SH      X                             900
FIRST DATA CORP                   Stock   319963104       86     2,000      SH      X                           2,000
FORD MOTOR CO                     Stock   345370100       57     1,000      SH      X                           1,000

TOTAL                                                 45,385   848,498                                        848,498



        Column 1:             Column 2:   Column 3:  Column 4:    Column 5:            Column 6:     Column 7:      Column 8:
                                                                                   Investment Discr             Voting Authority

         NAME OF              TITLE OF     CUSIP       FAIR        SHARES OR                          OTHER
         ISSUER                CLASS      NUMBER   MARKET VALUE PRINCIPLE AMOUNT  SOLE SHARED OTHER  MANAGERS   SOLE  SHARED  NONE
GC COMPANIES INC                  Stock   36155Q109       49     1,550      SH      X                           1,550
GTE CORP                          Stock   362320103       34       559      SH      X                             559
GENERAL DYNAMICS                  Stock   369550108      934    14,537      SH      X                          14,537
GENERAL ELECTRIC                  Stock   369604103    1,021     9,225      SH      X                           9,225
GILLETTE COMPANY                  Stock   375766102       15       260      SH      X                             260
HALLIBURTON COMPANY               Stock   406216101        5       133      SH      X                             133
HARCOURT GENERAL, INC.            Stock   41163G101       44     1,000      SH      X                           1,000
HARRIS CORP                       Stock   413875105       29     1,000      SH      X                           1,000
HELLER FINANCIAL INC              Stock   423328103       47     2,000      SH      X                           2,000
HEWLETT PACKARD CO                Stock   428236103    1,040    15,344      SH      X                          15,344
HILTON HOTELS                     Stock   432848109    2,724   193,709      SH      X                         193,709
HOST MARRIOTT CORP NEW            Stock   44107P104       39     3,478      SH      X                           3,478
HUGHES SUPPLY INC                 Stock   444482103       26     1,125      SH      X                           1,125
IMATION CORPORATION               Stock   45245A107       63     3,800      SH      X                           3,800
INTEL CORP                        Stock   458140100    2,143    18,027      SH      X                          18,027
INT'L BUSINESS MACHINES           Stock   459200101      160       902      SH      X                             902
JOHNSON AND JOHNSON               Stock   478160104      930     9,948      SH      X                           9,948
KNIGHT RIDDER INC                 Stock   499040103       80     1,600      SH      X                           1,600
LAWTER INTL INC                   Stock   520786104       25     3,554      SH      X                           3,554
LEE ENTERPRISES                   Stock   523768109       64     2,200      SH      X                           2,200
LILLY ELI & CO.                   Stock   532457108      101     1,188      SH      X                           1,188
LINCARE HLDGS INC                 Stock   532791100       84     2,973      SH      X                           2,973
LUCENT TECHNOLOGIES INC           Stock   549463107      228     2,110      SH      X                           2,110
MAYTAG CORP                       Stock   578592107    2,085    34,527      SH      X                          34,527
MCCORMICK & CO INC N VTG          Stock   579780206       64     2,200      SH      X                           2,200
MELLON BANK CORP                  Stock   585509102       42       600      SH      X                             600
MERCK & CO                        Stock   589331107      913    11,397      SH      X                          11,397
MINNESOTA MINING & MANUFACTURING  Stock   604059105        7        99      SH      X                              99
MINORCO SPONSORED ADR             Stock   604340307       17     1,000      SH      X                           1,000
MOBIL CORP                        Stock   607059102       88     1,000      SH      X                           1,000
J.P. MORGAN                       Stock   616880100      268     2,169      SH      X                           2,169
MORGAN STANLEY, DEAN WITTER & CO. Stock   617446448       78       780      SH      X                             780
NCH CORP                          Stock   628850109       24       500      SH      X                             500
NCR CORP (NEW)                    Stock   62886E108        0         8      SH      X                               8
NORFOLK SOUTHERN                  Stock   655844108       17       633      SH      X                             633
OGE ENERGY CORP.                  Stock   670837103        0        18      SH      X                              18
OCEAN ENERGY INC TEXAS            Stock   674812201       48     7,005      SH      X                           7,005
PARK PLACE ENTERTAINMENT CORP.    Stock   700690100    1,465   193,709      SH      X                         193,709
J.C. PENNEY INC.                  Stock   708160106      166     4,093      SH      X                           4,093
PEOPLES ENERGY                    Stock   711030106        1        20      SH      X                              20
PEPSICO INC                       Stock   713448108       28       726      SH      X                             726
PFIZER INC                        Stock   717081103      218     1,568      SH      X                           1,568
PHILLIP MORRIS COS.               Stock   718154107      641    18,226      SH      X                          18,226
PITNEY BOWES INC                  Stock   724479100      357     5,600      SH      X                           5,600
PLACER DOME INC                   Stock   725906101        0        20      SH      X                              20
POLAROID CORP                     Stock   731095105       32     1,600      SH      X                           1,600
PRIDE INTERNATIONAL INC.          Stock   741932107        4       500      SH      X                             500
PROCTER & GAMBLE                  Stock   742718109      213     2,176      SH      X                           2,176
PROVIDIAN FINANCIAL CORP.         Stock   74406A102      102       931      SH      X                             931
R.H. DONNELLEY CORP. NEW          Stock   74955W307        7       440      SH      X                             440
RALSTON PURINA GROUP              Stock   751277302       64     2,400      SH      X                           2,400
SBC COMMUNICATIONS                Stock   78387G103       94     2,000      SH      X                           2,000
SARA LEE CORP                     Stock   803111103       43     1,744      SH      X                           1,744
SCHLUMBERGER LTD                  Stock   806857108      747    12,419      SH      X                          12,419
SEAGRAM COMPANY LTD               Stock   811850106      120     2,400      SH      X                           2,400
SEARS ROEBUCK & CO                Stock   812387108       90     2,000      SH      X                           2,000
SERVICE MASTER COMPANY            Stock   81760N109        8       402      SH      X                             402
SOUTHERN COMPANY                  Stock   842587107       62     2,644      SH      X                           2,644
STERLING BANCORP                  Stock   859158107       10       500      SH      X                             500
SUPERVALU INC.                    Stock   868536103       41     2,000      SH      X                           2,000
TEXTRON 2.08 CV PFD A             Stock   883203200      310     1,000      SH      X                           1,000
TIMES MIRROR CL A (NEW)           Stock   887364107        1        25      SH      X                              25
TOSCO CORP                        Stock   891490302       17       678      SH      X                             678
TRICON GLBL RESTAURANTS           Stock   895953107        1         8      SH      X                               8
UNION PACIFIC CORP                Stock   907818108        7       129      SH      X                             129
UNION PACIFIC RES GRP INC         Stock   907834105        1       109      SH      X                             109

TOTAL                                                 18,385   612,224                                        612,224



        Column 1:             Column 2:   Column 3:  Column 4:    Column 5:            Column 6:     Column 7:      Column 8:
                                                                                   Investment Discr             Voting Authority

         NAME OF              TITLE OF     CUSIP       FAIR        SHARES OR                          OTHER
         ISSUER                CLASS      NUMBER   MARKET VALUE PRINCIPLE AMOUNT  SOLE SHARED OTHER  MANAGERS   SOLE  SHARED  NONE
U S INDUSTRIES, INC (NEW)         Stock   912080108       59     3,600      SH      X                           3,600
UNIV HEALTH SERV CLASS B          Stock   913903100       48     1,100      SH      X                           1,100
VIAD CORP                         Stock   92552R109       50     1,800      SH      X                           1,800
VOLT INFO SCIENCES                Stock   928703107       39     2,400      SH      X                           2,400
VULCAN MATERIALS CO               Stock   929160109       27       659      SH      X                             659
WARNER LAMBERT COMPANY            Stock   934488107      239     3,600      SH      X                           3,600
WEATHERFORD INTERNATIONAL INC     Stock   947074100       52     2,000      SH      X                           2,000

TOTAL                                                    514    15,159                                         15,159